SEGMENT REPORTING - Company's revenue (Details)	6 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Revenues	¥ 45,559,591	$ 6,604,466	¥ 54,411,724
Cost of revenue and related tax	32,427,772	4,700,835	39,904,645
Gross profit	13,131,819	1,903,631	14,507,079
Depreciation and amortization	1,952,625	283,059	1,668,830
Total capital expenditures	2,321,272		337,171
Goods transferred at a point in time
Revenues	43,052,594		44,790,006
Services rendered over time
Revenues	2,506,997		9,621,718
Automation product and software
Revenues	19,055,227	2,762,307	23,859,815
Cost of revenue and related tax	14,955,185		20,580,830
Gross profit	4,100,042		3,278,985
Depreciation and amortization	524,970		214,213
Total capital expenditures	2,303,311		12,384
Automation product and software | Goods transferred at a point in time
Revenues	19,055,227		23,859,815
Equipment, accessories and others
Revenues	9,730,859	1,410,617	6,187,975
Cost of revenue and related tax	6,254,015		2,918,195
Gross profit	3,476,844		3,269,780
Depreciation and amortization	358,954		423,065
Total capital expenditures	3,008		8,849
Equipment, accessories and others | Goods transferred at a point in time
Revenues	9,730,859		6,187,975
Oilfield environmental protection
Revenues	12,789,684	1,854,034	19,735,430
Cost of revenue and related tax	9,988,100		14,102,092
Gross profit	2,801,584		5,633,338
Depreciation and amortization	1,038,342		996,247
Total capital expenditures			135,873
Oilfield environmental protection | Goods transferred at a point in time
Revenues	10,282,687		10,113,712
Oilfield environmental protection | Services rendered over time
Revenues	2,506,997		9,621,718
Platform Outsourcing Services
Revenues	3,983,821	$ 577,508	4,628,504
Cost of revenue and related tax	1,230,472		2,303,528
Gross profit	2,753,349		2,324,976
Depreciation and amortization	30,359		35,305
Total capital expenditures	14,953		180,065
Platform Outsourcing Services | Goods transferred at a point in time
Revenues	¥ 3,983,821		¥ 4,628,504